Deposit contracts (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended				9 Months Ended	12 Months Ended
	Jul. 01, 2013	Jun. 30, 2013	May 01, 2013	Oct. 01, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 02, 2013	Oct. 02, 2012
Deposit Contracts [Line Items]
Number of loss portfolio contracts		2
Quarterly interest credit		0.625%						0.625%
Consideration	$ 14,200	$ 27,200	$ 25,000	$ 50,000		$ 116,369	$ 50,000
Net investment expense allocation and fair value of embedded derivatives					3,996	4,731
Net investment expense accrued						5,177	446
Payments					350	600	0
Deposit liabilities					142,990	120,946	50,446
Reinsurance Balance Received [Member]
Deposit Contracts [Line Items]
Consideration					6,132	66,369
Reinsurance Balance Receivable [Member]
Deposit Contracts [Line Items]
Consideration					$ 12,266	$ 0
Minimum
Deposit Contracts [Line Items]
Aggregate excess of loss agreement, crediting rate			3.00%		2.50%				3.00%
Deposit Contracts, Liabilities, Variable Crediting Rate					6.10%
Maximum
Deposit Contracts [Line Items]
Aggregate excess of loss agreement, crediting rate			6.50%		3.00%				6.10%
Deposit Contracts, Liabilities, Variable Crediting Rate					6.50%